Earnings (Loss) per Ordinary Share	12 Months Ended
Dec. 31, 2018
Disclosure of earnings per share [Abstract]
Earnings (Loss) per Ordinary Share

	2018	2017	2016
	US cents per share
Basic earnings (loss) per ordinary share	32	(46)	15
The calculation of basic earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of $133m (2017: ($191m); 2016: $63m) and 417,122,155 (2017: 415,440,077; 2016: 412,585,042) shares being the weighted average number of ordinary shares in issue during the financial year.

Diluted earnings (loss) per ordinary share	32	(46)	15
The calculation of diluted earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of $133m (2017: ($191m); 2016: $63m) and 417,379,405 (2017: 415,440,077; 2016: 414,706,400) shares being the diluted number of ordinary shares.

In calculating the basic and diluted number of ordinary shares outstanding for the year, the following were taken into consideration:

	Number of shares
	2018	2017	2016
Ordinary shares	411,412,947	409,265,471	407,519,542
Fully vested options and currently exercisable(1)	5,709,208	6,174,606	5,065,500
Weighted average number of shares	417,122,155	415,440,077	412,585,042
Dilutive potential of share options	257,250	—	2,121,358
Fully diluted number of ordinary shares	417,379,405	415,440,077	414,706,400

Figures in millions	US Dollars
In calculating the diluted earnings (loss) attributable to equity shareholders, the following were taken into consideration:
Profit (loss) attributable to equity shareholders	133	(191)	63

(1)
Employee compensation awards are included in basic earnings per share from the date that all necessary conditions have been satisfied and it is virtually certain that shares will be issued as a result of employees exercising their options.

	US Dollars
Figures in millions	2018	2017	2016
Headline earnings (loss)
The profit (loss) attributable to equity shareholders was adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders from continuing and discontinued operations	133	(191)	63
Net impairment (impairment reversal) and derecognition of assets	102	298	(16)
Net (profit) loss on disposal of assets	32	(8)	4
Exchange loss on foreign currency translation reserve release	—	—	60
Taxation on items above	(47)	(72)	—
	220	27	111

	US Cents
Basic headline earnings (loss) per share
The calculation of basic headline earnings (loss) per ordinary share is based on basic headline earnings (losses) of $220m (2017: $27m; 2016: $111m) and 417,122,155 (2017: 415,440,077; 2016: 412,585,042) shares being the weighted average number of ordinary shares in issue during the year.	53	6	27
Diluted headline earnings (loss) per share
The calculation of diluted headline earnings (loss) per ordinary share is based on diluted headline earnings (losses) of $220m (2017: $27m; 2016: $111m) and 417,379,405 (2017: 415,440,077; 2016: 414,706,400) shares being the weighted average number of ordinary shares in issue during the year.	53	6	27